LEASES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease revenue	$ 5.5	$ 4.8	$ 2.7
Lease expiration date	Dec. 31, 2029
Write off Operating ROU assets	$ 1.8
Write off Operating Lease liability	$ 3.3
TAT Industries [Member]
Lease expiration date	Apr. 30, 2029
Write off Operating ROU assets	$ 1.0